Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, beginning balance	$ 36,898	$ 39,473
Increase
Decrease
Allowance for doubtful accounts, ending balance	276,228	36,898
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, beginning balance	36,898	39,473
Increase	231,926
Decrease
Effects of foreign exchange rate	7,404	(2,575)
Allowance for doubtful accounts, ending balance	$ 276,228	$ 36,898